Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 141,608	¥ 138,717
Fair value [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	[1]	141,608	138,717
Fair value [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		85,206	88,003
Fair value [member] | Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		35,804	39,145
Fair value [member] | Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		102	108
Fair value [member] | Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		167	202
Fair value [member] | Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		49,133	48,548
Fair value [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		41	118
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		6,859	6,760
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		77,215	79,774
Fair value [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		1,091	1,351
Fair value [member] | Equity securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		56,402	50,714
Fair value [member] | Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		39,770	31,962
Fair value [member] | Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		611	97
Fair value [member] | Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		6,418	6,552
Fair value [member] | Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		9,603	12,103
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		20	0
Fair value [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		16,101	13,967
Fair value [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		0	1,506
Fair value [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 40,281	¥ 35,241

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.